Shareholder Report, Holdings (Details) - C000229339	May 31, 2025
FR_91282CMK4
Holdings [Line Items]
Percent of Net Asset Value	15.90%
FR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	13.80%
FR_31418D7E6
Holdings [Line Items]
Percent of Net Asset Value	8.40%
FR_3132DNAX1
Holdings [Line Items]
Percent of Net Asset Value	7.10%
FR_21H052660
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FR_77958B873
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_14689MAF7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_66982FAA7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_55820NBA8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_065923BF0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AssetU.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	29.60%
AssetU.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.40%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
AssetNon-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AssetForeign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AssetBond Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AssetMunicipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%